Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash	$ 107,369,473	$ 129,065,348
Receivables	1,049,952	1,135,095
Prepaid expenses	1,010,929	1,603,997
Total current assets	109,430,354	131,804,440
Non-current assets
Reclamation deposit	84,865	80,742
Exploration and evaluation assets	51,592,439	41,127,501
Intangible asset	1,455,838	1,500,540
Pilot plant	812,640	985,057
Asset under construction - Commercial plant	9,346,041	4,533,458
Right of use asset	292,043	379,650
Deposits	31,878	12,416
Investment in Aqualung Carbon Capture SA	3,385,990	3,221,491
Non-current assets	67,001,734	51,840,855
TOTAL ASSETS	176,432,088	183,645,295
Current liabilities
Accounts payable and accrued liabilities	4,231,966	6,597,682
Lease liability - short-term	166,929	182,060
Total current liabilities	4,398,895	6,779,742
Non-current liabilities
Lease liability - long-term	137,438	208,435
Decommissioning provision	135,440	128,860
Total non-current liabilities	272,878	337,295
TOTAL LIABILITIES	4,671,773	7,117,037
EQUITY
Share capital	262,259,192	262,046,589
Reserves	22,936,849	21,945,204
Deficit	(115,156,608)	(106,717,819)
Accumulated other comprehensive income (loss)	1,720,882	(745,716)
TOTAL EQUITY	171,760,315	176,528,258
TOTAL LIABILITIES AND EQUITY	$ 176,432,088	$ 183,645,295